Leases - Summary of Future Lease Payments under Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lessee Disclosure [Abstract]
Finance Lease, 2024	¥ 19,005	$ 2,677
Finance Lease, 2025	0	0
Finance Lease, 2026	0	0
Finance Lease, 2027	0	0
Finance Lease, 2028	0	0
Finance Lease, Thereafter	0	0
Finance Lease, Total future lease payments	19,005	2,677
Finance Lease, Less: Imputed interest	(419)	(59)
Finance Lease, Total lease liability balance	18,586	2,618	¥ 47,369
Operating Lease, 2024	103,100	14,521
Operating Lease, 2025	97,008	13,663
Operating Lease, 2026	91,165	12,840
Operating Lease, 2027	87,597	12,338
Operating Lease, 2028	85,904	12,099
Operating Lease, Thereafter	313,002	44,086
Operating Lease, Total future lease payments	777,776	109,547
Operating Lease, Less: Imputed interest	(153,146)	(21,570)
Operating Lease, Total lease liability balance	¥ 624,630	$ 87,977